Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 97,621	$ 113,577	$ 114,916	$ 93,627
Accounts receivable and prepaid expenses	22,545	19,244
Advances to affiliates	3,421	13,864
Consolidated total assets	3,893,510	3,785,446
Operating Segments [Member] | Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,279,984	3,143,205
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 489,939	$ 495,556